Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$395,958.38

Principal:
Principal Collections	$6,256,765.31
Prepayments in Full	$2,383,192.20
Liquidation Proceeds	$56,363.07
Recoveries	$31,760.18
Sub Total	$8,728,080.76
Collections	$9,124,039.14

Purchase Amounts:
Purchase Amounts Related to Principal	$244,868.13
Purchase Amounts Related to Interest	$888.56
Sub Total	$245,756.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,369,795.83

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,369,795.83
Servicing Fee	$93,951.69	$93,951.69	$0.00	$0.00	$9,275,844.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,275,844.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,275,844.14
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,275,844.14
Interest - Class A-4 Notes	$19,846.88	$19,846.88	$0.00	$0.00	$9,255,997.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,255,997.26
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$9,229,434.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,229,434.26
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$9,207,868.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,207,868.26
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$9,173,327.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,173,327.59
Regular Principal Payment	$8,653,941.64	$8,653,941.64	$0.00	$0.00	$519,385.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$519,385.95
Residual Released to Depositor	$0.00	$519,385.95	$0.00	$0.00	$0.00
Total		$9,369,795.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,653,941.64
Total					$8,653,941.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,653,941.64	$90.51	$19,846.88	$0.21	$8,673,788.52	$90.72
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$8,653,941.64	$8.06	$102,516.55	$0.10	$8,756,458.19	$8.16

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$35,546,646.15	0.3717880	$26,892,704.51	0.2812750
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$109,186,646.15	0.1017535	$100,532,704.51	0.0936887

Pool Information
Weighted Average APR	4.159%	4.184%
Weighted Average Remaining Term	21.08	20.35
Number of Receivables Outstanding	13,765	13,220
Pool Balance	$112,742,025.34	$103,725,716.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$109,186,646.15	$100,532,704.51
Pool Factor	0.1028623	0.0946361

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$3,193,012.30
Targeted Overcollateralization Amount	$3,193,012.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,193,012.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$75,119.82
(Recoveries)		96	$31,760.18
Net Loss for Current Collection Period			$43,359.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4615%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6832%
Second Preceding Collection Period			0.7653%
Preceding Collection Period			0.5012%
Current Collection Period			0.4807%
Four Month Average (Current and Preceding Three Collection Periods)			0.6076%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,051	$7,732,364.60
(Cumulative Recoveries)			$1,101,371.56
Cumulative Net Loss for All Collection Periods			$6,630,993.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6050%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,908.75
Average Net Loss for Receivables that have experienced a Realized Loss			$1,636.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.91%	268	$3,020,052.45
61-90 Days Delinquent	0.30%	25	$315,243.50
91-120 Days Delinquent	0.14%	13	$146,693.97
Over 120 Days Delinquent	0.64%	47	$662,170.05
Total Delinquent Receivables	4.00%	353	$4,144,159.97

Repossession Inventory:
Repossessed in the Current Collection Period		6	$61,782.86
Total Repossessed Inventory		11	$140,837.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5361%
Preceding Collection Period			0.5739%
Current Collection Period			0.6430%
Three Month Average			0.5843%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer